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                          Drinker Biddle & Reath LLP
                              One Logan Square
                           18th and Cherry Streets
                         Philadelphia, PA 19103-6996
                           Telephone: 215-988-2700
                           Facsimile: 215-988-2757

                               Don E. Felice
                               215-988-2444
                             felicede@dbr.com



May 3, 2000

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


RE:  The Galaxy VIP Fund
     File Nos. (33-49290/811-6726)
     -----------------------------

Ladies and Gentlemen:

          On behalf of The Galaxy VIP Fund ("Galaxy VIP") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act"), I hereby certify that (i) the Prospectus and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in Galaxy VIP's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #11"), which was filed on April 28, 2000; and (ii) the text of PEA #11 has been filed electronically.

          The Prospectus and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

          (1) Prospectus dated April 30, 2000 for the Money Market Fund, Equity Fund, Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II; and

          (2) Statement of Additional Information dated April 30, 2000 for the Money Market Fund, Equity Fund, Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II.

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          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2444.



                                             Sincerely yours,

                                             /s/ Don E. Felice
                                             -----------------
                                             Don E. Felice


DEF